NOTE 15. Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Non-deductible expenses	4.90%	15.90%	(50.20%)
Non-taxable income	(1.10%)	0.00%	0.60%
Effect of rate differences in various tax jurisdictions	(0.90%)	(7.00%)	4.90%
Effective tax rate	27.90%	33.90%	(19.70%)